Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Raw materials and consumables	$ 31.0	$ 28.3
Work in progress	28.1	30.5
Finished goods and goods for resale	23.1	23.7
Inventories	82.2	82.5
Provision for obsolete and excess inventories	8.4	6.5
Cost of inventories recognized as expense	282.9	287.3	$ 316.2
Inventory written-off	$ 1.6	$ 0.1